Related Party Transactions		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions	Note 4 – Related Party Transactions As described in Note 3, BTCS Inc. paid $1,594 of formation costs on behalf of the Company in exchange for 100 shares of common stock.

Note 4 – Related Party Transactions

As described in Note 3, BTCS Inc. paid $1,594 of formation costs on behalf of the Company in exchange for 100 shares of common stock. On September 24, 2025, the Company repurchased and retired those 100 shares of common stock in exchange for reimbursing BTCS Inc. for the same amount.